Accrued Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued board of director's fees	$ 400,000	$ 200,000
Accrued inventory	167,050	0
Accrued executive severance	154,000	136,000
Accrued travel	120,000	58,993
Accrued outside services	108,033	115,118
Accrued legal and professional fees	134,970	0
Accrued clinical study expenses	13,650	13,650
Accrued related party advance	0	101,137
Deferred rent	0	44,623
Accrued computer equipment	0	8,752
Accrued other	13,406	11,007
Total accrued expenses	$ 1,111,109	$ 689,280